CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,729,580)	$ (6,460,302)	$ (7,209,145)	$ (9,750,813)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	428,701	396,269	534,220	416,009
Amortization of debt discounts	600,301	0	26,992	1,155
Option, warrant and PSU expense	913,002	1,200,459	1,075,749	1,844,009
Stock issued or issuable for services	47,458	679,972	682,126	918,315
Unrealized loss on marketable securities	0	0	10,200	10,200
Bad debt expense			0	108,320
Loss on conversion of accounts receivable to marketable securities			0	36,000
Gain (Loss) on derivative liabilities	2,990,096	0	(187,932)	0
Loss on settlement of debt	1,664,281	0
Changes in operating assets and liabilities:
Accounts receivable	2,242	212,662	238,935	139,301
Related party receivable	0	(44,250)	10,000	72,250
Other current assets	(16,440)	11,650	49,300	(90,688)
Accounts payable and accruals	173,558	(517,743)	(566,272)	384,875
Billings in excess of revenues	0	(57,012)	(123,908)	123,908
Deferred revenue	353,292	0	60,790	0
Related party payables	(138,730)	(226,483)	(75,509)	(14,441)
Net cash (used in) operating activities	(1,711,819)	(4,804,778)	(5,474,454)	(5,801,600)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash (paid for) intellectual property	(42,007)	(88,156)	(43,689)	(48,037)
Investment in non-marketable securities held in related party			0	(50,000)
Software development costs			(233,442)	(388,125)
Net cash (used in) investing activities	(42,007)	(88,156)	(277,131)	(486,162)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on related party loans			0	(35,000)
Payments on debt			(28,000)	(178,000)
Issuance of common stock and warrants for cash	1,579,082	325,000	325,000	2,682,689
Collection of stock subscription receivable	0	1,175,000	1,175,000	0
Issuance of preferred stock for cash	0	1,750,000	1,750,000	0
Proceeds from exercise of options and warrants	0	43,943	43,941	3,643,970
Repayments of notes payable	(18,000)	(22,000)
Borrowings on convertible debt			2,500,000	0
Net cash provided by financing activities	1,561,082	3,271,943	5,765,941	6,113,659
Net increase (decrease) in cash	(192,744)	(1,620,991)	14,356	(174,103)
Cash - beginning of period	1,687,257	1,672,901	1,672,901	1,847,004
Cash - end of period	1,494,513	51,910	1,687,257	1,672,901
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	0	307	4,567	11,301
Income taxes paid	0	0	0	0
Non-cash investing and financing activities:
Debt discount for warrants issued with debt			627,293	0
Warrant issued for cancellation of common stock			1	0
Deemed dividend on Series A Convertible preferred stock	60,000	594,641	594,641	0
Warrants issued for accrued salary			0	21,514
Common stock issued for subscription receivable			0	1,175,000
Conversion of accounts receivable to marketable securities			0	60,000
Common stock issued for cashless exercise of options and warrants			$ 0	$ 1
Common stock issued in settlement of convertible notes payable and accrued interest	1,078,123	0
Warrants issued in settlement of convertible notes payable and accrued interest	3,205,959	0
Reclass fair value of liability warrants from equity to liability upon issuance	218,786	0
Common stock issued upon conversion of preferred stock	$ 9	$ 0